Intangible Assets and Others, net (Schedule of Sensitivity to Changes in Assumptions) (Details) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Pre-tax discount rate	9.80%	12.60%
Terminal value growth rate	0.90%
Market share	24.60%
ARPU	₪ 53.9